GRAYSCALE FUNDS TRUST

SUPPLEMENT DATED MAY 29, 2026

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

FOR EACH OF THE FUNDS LISTED IN SCHEDULE A

Effective May 19, 2026, for each of the funds listed in Schedule A:

The following disclosure replaces and supersedes the corresponding disclosure on the back cover of each fund’s Prospectus:

Legal Counsel	Sidley Austin LLP 787 Seventh Avenue, New York, New York 10019

Effective May 5, 2026, for each of the funds listed in Schedule A:

The following table replaces and supersedes the corresponding table and disclosure in each fund’s Statement of Additional Information (“SAI”) in the section titled “MANAGEMENT OF THE TRUST”:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o 290 Harbor Drive, 4th Floor, Stamford, Connecticut 06902. Additional information about the officers of the Trust is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Allison Roberts Born: 1986	Chief Compliance Officer	Indefinite term; since 2024

Chief Compliance Officer at Grayscale Operating, LLC (2025-present); Chief Compliance Officer at Grayscale Investments (2023-2024); Vice President Compliance at Grayscale Investments (2021-2022); Senior Compliance Officer at Horizon Kinetics, LLC (2015-2021).

Edward McGee Born: 1983	President and Treasurer	Indefinite term; since September 2025 and 2024, respectively

Chief Financial Officer at Grayscale Operating, LLC (2025-present); Chief Financial Officer at Grayscale Investments, LLC (2019-2024); Vice President Accounting Policy at Goldman, Sachs & Co. (2014-2019).

Daniel Plourde Born: 1980	Assistant Treasurer	Indefinite term; since 2025

Senior Vice President of Finance at Grayscale Operating, LLC (2026-present); Vice President of Finance at Grayscale Operating, LLC (2025-2026); Vice President of Finance at Grayscale Investments, LLC (2022-2024); Vice President, Mutual Funds and ETFs at Gabelli Asset Management (2021-2022); and Vice President of Global at State

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Street Global Advisors (2015-2021).
Craig Salm Born: 1988	Secretary	Indefinite term; since 2024

General Counsel at Grayscale Operating, LLC (2025-present); General Counsel at Grayscale Investments, LLC (2022-2024); Director, Legal at Grayscale (2020-2021); and Associate, Legal at Grayscale (2018-2019).

Kenny Terrero Born: 1975	Assistant Secretary	Indefinite term; since 2026	Managing Director, Senior ETF/ETP Counsel at Grayscale Operating LLC (2025-present); Partner at Sidley Austin LLP (2023-2025); and Counsel at Sidley Austin LLP (2015-2022).

Effective May 19, 2026, for each of the funds listed in Schedule A:

The following disclosure replaces and supersedes the corresponding disclosure in each fund’s SAI in the section titled “LEGAL COUNSEL”:

Sidley Austin LLP, located at 787 Seventh Avenue New York, New York 10019, serves as legal counsel of the Trust.

SCHEDULE A
Fund	Date of Prospectus and SAI
Grayscale Bitcoin Adopters ETF	May 1, 2026
Grayscale Bitcoin Covered Call ETF	May 1, 2026
Grayscale Bitcoin Miners ETF	May 1, 2026
Grayscale Bitcoin Premium Income ETF	May 1, 2026
Grayscale Ethereum Covered Call ETF	May 1, 2026

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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